Transition To IFRS - Summary of Investments in Equity Instruments (Detail) - ARS ($) $ in Thousands	Dec. 31, 2017	Jan. 01, 2017
Disclosure of other equity instruments [line items]
Investments in equity instruments	$ 81,109	$ 131,099
Banco galicia's holdings [member]
Disclosure of other equity instruments [line items]
Investments in equity instruments	$ 81,109	73,888
Galicia valores s.A.'s holdings [member]
Disclosure of other equity instruments [line items]
Investments in equity instruments		$ 57,211